Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2015
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Schedule of plan assets and benefit obligation activity
Using an accrual measurement date of December 31, 2015 and 2014, plan assets and benefit obligation activity for the Pension Plan are listed below:

(In thousands)	2015	2014
Change in fair value of plan assets
Fair value at beginning of measurement period	$160,598	$152,739
Actual return on plan assets	(58)	15,511
Benefits paid	(7,042)	(7,652)
Fair value at end of measurement period	$153,498	$160,598
Change in benefit obligation
Projected benefit obligation at beginning of measurement period	$109,328	$89,179
Service cost	5,368	4,331
Interest cost	4,695	4,577
Actuarial (gains) loss	(10,104)	18,893
Benefits paid	(7,042)	(7,652)
Projected benefit obligation at the end of measurement period	$102,245	$109,328
Funded status at end of year (fair value of plan assets less benefit obligation)	$51,253	$51,270

Schedule of allocation of plan assets
The asset allocation for the Pension Plan as of each measurement date, by asset category, was as follows:

		Percentage of Plan Assets
Asset category	Target Allocation	2015	2014
Equity securities	50% - 100%	85%	85%
Fixed income and cash equivalents	remaining balance	15%	15%
Total		100%	100%

Schedule of assumptions used to determine benefit obligations
The weighted average assumptions used to determine benefit obligations at December 31, 2015, 2014 and 2013 were as follows:

	2015	2014	2013
Discount rate	4.88%	4.42%	5.30%
Rate of compensation increase
Under age 30	10.00%	10.00%	10.00%
Ages 30-39	6.00%	6.00%	6.00%
Ages 40 and over	3.00%	3.00%	3.00%

Schedule of estimated future pension benefit Payments
The estimated future pension benefit payments reflecting expected future service for the next ten years are shown below (in thousands):

2016	$5,010
2017	5,321
2018	5,800
2019	6,780
2020	7,317
2021-2025	45,831
Total	$76,059

Schedule of balances of accumulated other comprehensive income loss
The following table shows ending balances of accumulated other comprehensive loss at December 31, 2015 and 2014.

(In thousands)	2015	2014
Prior service cost	$—	$(15)
Net actuarial loss	(23,618)	(22,855)
Total	(23,618)	(22,870)
Deferred taxes	8,267	8,005
Accumulated other comprehensive loss	$(15,351)	$(14,865)

Schedule of components of net periodic benefit cost and other amounts recognized in other comprehensive income (loss)
Using an actuarial measurement date of December 31 for 2015, 2014 and 2013, components of net periodic benefit cost and other amounts recognized in other comprehensive (loss) income were as follows:

(In thousands)	2015	2014	2013
Components of net periodic benefit cost and other amounts recognized in other comprehensive (loss) income
Service cost	$(5,368)	$(4,331)	$(4,817)
Interest cost	(4,695)	(4,577)	(4,223)
Expected return on plan assets	11,420	10,869	9,536
Amortization of prior service cost	(15)	(19)	(20)
Recognized net actuarial loss	(637)	—	(2,703)
Net periodic benefit income (cost)	$705	$1,942	$(2,227)
Change to net actuarial (loss) gain for the period	$(1,400)	$(14,276)	$30,409
Amortization of prior service cost	15	19	20
Amortization of net loss	637	—	2,703
Total recognized in other comprehensive (loss) income	(748)	(14,257)	33,132
Total recognized in net benefit cost and other comprehensive (loss) income	$(43)	$(12,315)	$30,905

Schedule of assumptions used to determine costs
The weighted average assumptions used to determine net periodic benefit cost for the years ended December 31, 2015, 2014 and 2013 are listed below:

	2015	2014	2013
Discount Rate	4.42%	5.30%	4.47%
Rate of compensation increase
Under age 30	10.00%	10.00%	10.00%
Ages 30-39	6.00%	6.00%	6.00%
Ages 40 and over	3.00%	3.00%	3.00%
Expected long-term return on plan assets	7.25%	7.25%	7.50%